Net interest income	12 Months Ended
Dec. 31, 2024
Net interest income
Net interest income

Note 2. Net interest income

Skr mn	2024	2023	2022
Interest income
Loans to credit institutions	921	1,113	506
Loans to the public	9,835	9,181	5,106
Loans in the form of interest-bearing securities	2,351	2,448	1,114
Interest-bearing securities excluding loans in the form of interest-bearing securities	2,561	2,885	535
Derivatives	3,381	3,519	-797
Administrative remuneration CIRR-system[1]	240	261	237
Other assets	26	31	28
Total interest income	19,315	19,438	6,729
Interest expenses
Interest expenses excl. resolution fee	-16,011	-16,299	-4,353
Resolution fee	-105	-94	-88
Risk tax	-141	-150	-109
Total interest expenses	-16,257	-16,543	-4,550
Net interest income	3,058	2,895	2,179
1	Including administrative remuneration for concessionary loans by Skr 0 million (2023: Skr 1 million).

Skr mn	2024	2023	2022
Interest income were related to:
Financial assets at fair value through profit or loss	5,520	5,817	-32
Derivatives used for hedge accounting	506	637	-183
Financial assets at amortized cost	13,289	12,984	6,944
Total interest income	19,315	19,438	6,729
Interest expenses were related to:
Financial liabilities at fair value through profit or loss	752	1,048	1,346
Financial assets measured at fair value through profit or loss – negative interest on income	—	—	-37
Financial assets measured at amortized cost – negative interest income	—	—	0
Derivatives used for hedge accounting	-5,731	-8,035	-1,405
Financial liabilities at amortized cost	-11,278	-9,556	-4,454
Total interest expenses	-16,257	-16,543	-4,550
Net interest income	3,058	2,895	2,179

Interest income geographical areas

Skr mn	2024	2023	2022
Sweden	8,014	7,256	1,907
Europe except Sweden	6,141	6,866	1,071
Countries outside of Europe	5,160	5,316	3,751
Total interest income	19,315	19,438	6,729

Interest income per product group

Skr mn	2024	2023	2022
Lending to Swedish exporters	7,795	7,352	2,714
Lending to exporters’ customers[1]	3,570	3,679	1,782
Liquidity	7,950	8,407	2,233
Total interest income	19,315	19,438	6,729
1	In interest income for Lending to exporters’ customers, Skr 240 million (2023: Skr 260 million) represents remuneration from the CIRR-system, see Note 24.